Document and Entity Information Document	Oct. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2020
Entity Registrant Name	Ekso Bionics Holdings, Inc.
Entity Central Index Key	0001549084
Amendment Flag	false
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37854
Entity Tax Identification Number	99-0367049
Entity Address, Address Line One	1414 Harbour Way South, Suite 1201
Entity Address, City or Town	Richmond
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94804
City Area Code	510
Local Phone Number	984-1761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EKSO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false